Revenue - Additional information (Details) ¥ in Thousands	1 Months Ended	12 Months Ended
	Feb. 29, 2020	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
Revenue
Annual fee per member | ¥		¥ 100
Membership period	1 month
Aggregate amount of the transaction price allocated for the remaining performance obligations			$ 6,868,444	$ 11,769,563
Minimum
Revenue
Membership period		12 months
Maximum
Revenue
Membership period		24 months
Remaining performance obligations over the next 12 months
Revenue
Aggregate amount of the transaction price allocated for the remaining performance obligations			6,864,731	11,456,667
Remaining performance obligations for next 12 months to 24 months
Revenue
Aggregate amount of the transaction price allocated for the remaining performance obligations			$ 3,713	$ 312,896